REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
REVENUE
Accounts receivable, net	$ 62,998	$ 60,336
Contract liabilities	(4,222)	$ (9,457)
Contract with customer liability revenue recognized	$ 9,300